Share-Based Awards (Details) - Schedule of Restricted Shares Activity - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Restricted Shares Activity [Abstract]
Outstanding, Beginning balance	7,970,930	2,916,100
Granted	6,655,170	8,822,010	6,261,100
Forfeited	(1,000,000)		(345,000)
Vested	(5,629,400)	(3,767,180)	(3,000,000)
Outstanding, Ending balance	7,996,700	7,970,930	2,916,100